Acquisitions (Narrative) (Details) (Linn Energy, LLC [Member], USD $)				0 Months Ended	12 Months Ended
	Dec. 31, 2012	Jul. 31, 2012 Business Acquisition BP Green River	May 01, 2012 Business Acquisition East Texas	Apr. 03, 2012 Business Acquisition Anadarko	Dec. 31, 2012 Business Acquisition Anadarko	Dec. 15, 2011 Business Acquisition Plains	Nov. 18, 2011 Business Acquisition Permian Property	Mar. 30, 2012 Business Acquisition BP	Dec. 31, 2012 Business Acquisition Various	Jun. 01, 2011 Business Acquisition Panther	May 11, 2011 Business Acquisition Williston Basin Property	Apr. 05, 2011 Business Acquisition SandRidge Property	Mar. 31, 2011 Business Acquisition Concho	Nov. 16, 2010 Business Acquisition Element	Oct. 14, 2010 Business Acquisition CrownQuest/Patriot Property	Aug. 16, 2010 Business Acquisition CrownQuest/Element	May 27, 2010 Acquisition of interests in Henry Savings LP and Henry Savings Management LLC	Apr. 30, 2010 Acquisition of interests in two wholly owned subsidiaries of HighMount Exploration and Production LLC Entity	Jan. 29, 2010 Acquisition of cetain oil and natural gas properties from certain affiliates of Merit Energy Company
Business Acquisition [Line Items]
Total consideration transferred		$ 990,000,000	$ 168,000,000			$ 542,000,000	$ 110,000,000	$ 1,160,000,000	$ 122,000,000	$ 224,000,000	$ 153,000,000	$ 239,000,000	$ 192,000,000	$ 118,000,000	$ 260,000,000	$ 95,000,000	$ 323,000,000	$ 327,000,000	$ 151,000,000
Number of acquisitions							2				2	2			2			2
Joint venture interest acquired				23.00%
Future funding of joint venture agreement				400,000,000
Business acquisitions - Net assets acquired	2,440,612,000			392,000,000
Imputed discount on future funding of joint venture				8,000,000
Future funding commitment of joint venture consideration transferred					201,000,000
Business acquisitions - current liabilities assumed				195,000,000
Business acquisitions - non-current liabilities assumed	$ 196,601,000			$ 197,000,000